Expense Example - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2035 Fund - Fidelity Freedom 2035 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859